Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                          Internet www.paulhastings.com


                                  May 14, 2001

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      The Montgomery Funds III
         File Nos. 33-84450 and 811-8782

Sir or Madam:

         On behalf of The Montgomery Funds III (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the Prospectuses and the combined Statement of Additional Information for the Montgomery Variable Series: Growth Fund and Montgomery Variable Series: Emerging Markets Fund, two series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on April 30, 2001.

         Please direct any inquiries  regarding  this filing to the  undersigned
(415) 835-1649.

                                              Sincerely yours,


                                              /s/ Thao H. Ngo
                                     for PAUL, HASTINGS, JANOFSKY & WALKER LLP